Disposals and business closures (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Schedule of Disposals Including Business Closures
The table below shows a summary of the assets and liabilities disposed of:

All figures in £ millions	2024	2023	2022

Disposal of subsidiaries and associates

Intangible assets, including goodwill	–	(53)	(77)

Property, plant and equipment	–	(5)	(11)

Intangible assets – product development	–	(15)	(39)

Inventories	–	(1)	(33)

Trade and other receivables	–	(65)	(106)

Deferred tax	–	8	(12)

Current tax receivable	–	(2)	–

Cash and cash equivalents (excluding overdrafts)	–	(12)	(21)

Provisions for other liabilities and charges	–	–	1

Retirement benefit obligations	–	–	2

Trade and other liabilities	–	31	52

Financial liabilities – borrowings	–	–	8

Net assets disposed	–	(114)	(236)

Cumulative currency translation adjustment	–	122	5

Cash proceeds	–	1	291

Deferred proceeds	–	12	2

Costs of disposal	(5)	(30)	(25)

(Loss)/gain on disposal	(5)	(9)	37

All figures in £ millions	2024	2023	2022

Cash flow from disposals

Proceeds – current year disposals	–	1	291

Proceeds – prior year disposals	–	–	86

Cash and cash equivalents disposed	–	(12)	(21)

Costs and other disposal liabilities paid	(7)	(27)	(23)

Net cash (outflow)/inflow	(7)	(38)	333